John Hancock Infrastructure Fund Average Annual Total Returns - Class A C I R6 [Member]	12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	9.97%	11.19%	11.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.89%		7.78%	8.18%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.38%		7.13%	7.52%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.69%		6.06%	6.55%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	23.33%		8.13%	7.98%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	25.50%		9.21%	9.05%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	25.65%		9.33%	9.16%